Long- term investments - Equity investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments
Income (Loss) from Equity Method Investments	¥ 26
Equity Method Investments
Equity Method Investments
Carrying value of equity investment	5,383	¥ 5,357
Change in profit and loss of equity investment	¥ 26	¥ 258	¥ 933